Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000053046 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equal Weight 0-30 Year Treasury ETF
Class Name	Invesco Equal Weight 0-30 Year Treasury ETF
Trading Symbol	GOVI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equal Weight 0-30 Year Treasury ETF	$7	0.15%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 1,049,900,096
Holdings Count | Holding	31
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,049,900,096
Total number of portfolio holdings	31
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.35%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.35%
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.35%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.35%
U.S. Treasury Bonds, 3.63%, 02/15/2053	3.35%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.35%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.35%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.35%
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.35%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.35%
U.S. Treasury Bonds, 3.63%, 02/15/2053	3.35%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.35%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
* Excluding money market fund holdings, if any.

C000053049 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Preferred ETF
Class Name	Invesco Preferred ETF
Trading Symbol	PGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Preferred ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 4,308,766,775
Holdings Count | Holding	261
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,308,766,775
Total number of portfolio holdings	261
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.77%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.60%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.56%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.45%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.45%
AT&T, Inc., Series C, Pfd., 4.75%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.30%
Bank of America Corp., Series KK, Pfd., 5.38%	1.25%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.19%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.77%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.60%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.56%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.45%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.45%
AT&T, Inc., Series C, Pfd., 4.75%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.30%
Bank of America Corp., Series KK, Pfd., 5.38%	1.25%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.19%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.16%
* Excluding money market fund holdings, if any.

C000053051 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental High Yield® Corporate Bond ETF
Class Name	Invesco Fundamental High Yield® Corporate Bond ETF
Trading Symbol	PHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental High Yield® Corporate Bond ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 332,873,166
Holdings Count | Holding	262
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$332,873,166
Total number of portfolio holdings	262
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.21%
United AirLines, Inc., 4.63%, 04/15/2029	1.10%
Windsor Holdings III LLC, 8.50%, 06/15/2030	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.99%
Ford Motor Co., 3.25%, 02/12/2032	0.98%
PG&E Corp., 5.25%, 07/01/2030	0.87%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.85%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.81%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	0.80%
DPL, Inc., 4.13%, 07/01/2025	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.21%
United AirLines, Inc., 4.63%, 04/15/2029	1.10%
Windsor Holdings III LLC, 8.50%, 06/15/2030	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.99%
Ford Motor Co., 3.25%, 02/12/2032	0.98%
PG&E Corp., 5.25%, 07/01/2030	0.87%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.85%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.81%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	0.80%
DPL, Inc., 4.13%, 07/01/2025	0.80%
* Excluding money market fund holdings, if any.

C000053071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco National AMT-Free Municipal Bond ETF
Class Name	Invesco National AMT-Free Municipal Bond ETF
Trading Symbol	PZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco National AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[4]
Net Assets	$ 3,122,085,403
Holdings Count | Holding	3,269
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,122,085,403
Total number of portfolio holdings	3,269
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.59%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.45%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.45%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.36%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.34%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.32%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.31%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.31%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.31%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.31%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.59%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.45%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.45%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.36%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.34%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.32%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.31%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.31%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.31%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.31%

C000053072 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Taxable Municipal Bond ETF
Class Name	Invesco Taxable Municipal Bond ETF
Trading Symbol	BAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Taxable Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[5]
Net Assets	$ 982,967,405
Holdings Count | Holding	628
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$982,967,405
Total number of portfolio holdings	628
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.32%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.03%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.01%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.99%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.99%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.91%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.90%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.88%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.84%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.32%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.03%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.01%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.99%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.99%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.91%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.90%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.88%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.84%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%

C000053967 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California AMT-Free Municipal Bond ETF
Class Name	Invesco California AMT-Free Municipal Bond ETF
Trading Symbol	PWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[6]
Net Assets	$ 724,107,226
Holdings Count | Holding	667
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$724,107,226
Total number of portfolio holdings	667
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	0.96%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.95%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.77%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.73%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.71%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.71%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.70%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.63%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 10/01/2042	0.63%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.58%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	0.96%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.95%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.77%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.73%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.71%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.71%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.70%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.63%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 10/01/2042	0.63%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.58%

C000053968 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New York AMT-Free Municipal Bond ETF
Class Name	Invesco New York AMT-Free Municipal Bond ETF
Trading Symbol	PZT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New York AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[7]
Net Assets	$ 139,392,170
Holdings Count | Holding	409
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$139,392,170
Total number of portfolio holdings	409
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	2.75%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.89%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.89%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.75%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB, 5.00%, 05/15/2047	1.63%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.51%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.47%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.44%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.43%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.40%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	2.75%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.89%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.89%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.75%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB, 5.00%, 05/15/2047	1.63%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.51%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.47%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.44%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.43%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.40%

C000054223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate Municipal Income ETF
Class Name	Invesco Floating Rate Municipal Income ETF
Trading Symbol	PVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate Municipal Income ETF	$12	0.25%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[8]
Net Assets	$ 28,522,643
Holdings Count | Holding	32
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$28,522,643
Total number of portfolio holdings	32

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.30%, 10/01/2038	5.26%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 2.35%, 12/01/2028	4.91%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.82%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.25%, 06/01/2046	4.24%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.35%, 09/01/2035	4.21%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.80%, 07/01/2039	4.21%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.45%, 11/01/2036	4.21%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 2.04%, 10/01/2039	4.21%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.95%, 11/15/2050	4.21%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.30%, 10/15/2041	4.21%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.30%, 10/01/2038	5.26%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 2.35%, 12/01/2028	4.91%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.82%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.25%, 06/01/2046	4.24%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.35%, 09/01/2035	4.21%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.80%, 07/01/2039	4.21%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.45%, 11/01/2036	4.21%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 2.04%, 10/01/2039	4.21%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.95%, 11/15/2050	4.21%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.30%, 10/15/2041	4.21%

C000082591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco CEF Income Composite ETF
Class Name	Invesco CEF Income Composite ETF
Trading Symbol	PCEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco CEF Income Composite ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[9],[10]
Net Assets	$ 829,157,988
Holdings Count | Holding	111
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$829,157,988
Total number of portfolio holdings	111
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.35%
BlackRock Health Sciences Term Trust	3.00%
BlackRock Technology and Private Equity Term Trust	2.85%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.80%
Nuveen Preferred & Income Opportunities Fund	2.61%
Nuveen S&P 500 Buy-Write Income Fund	2.46%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.46%
BlackRock Capital Allocation Term Trust	2.43%
BlackRock ESG Capital Allocation Term Trust	2.42%
BlackRock Enhanced Equity Dividend Trust	2.40%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.35%
BlackRock Health Sciences Term Trust	3.00%
BlackRock Technology and Private Equity Term Trust	2.85%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.80%
Nuveen Preferred & Income Opportunities Fund	2.61%
Nuveen S&P 500 Buy-Write Income Fund	2.46%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.46%
BlackRock Capital Allocation Term Trust	2.43%
BlackRock ESG Capital Allocation Term Trust	2.42%
BlackRock Enhanced Equity Dividend Trust	2.40%
* Excluding money market fund holdings, if any.

C000086469 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Discretionary ETF
Class Name	Invesco S&P SmallCap Consumer Discretionary ETF
Trading Symbol	PSCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Discretionary ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[11]
Net Assets	$ 24,799,192
Holdings Count | Holding	86
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$24,799,192
Total number of portfolio holdings	86
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
V.F. Corp.	4.41%
Bath & Body Works, Inc.	4.24%
Brinker International, Inc.	3.91%
Group 1 Automotive, Inc.	3.19%
Stride, Inc.	3.13%
Etsy, Inc.	3.07%
Champion Homes, Inc.	2.89%
Asbury Automotive Group, Inc.	2.81%
Meritage Homes Corp.	2.80%
Shake Shack, Inc., Class A	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
V.F. Corp.	4.41%
Bath & Body Works, Inc.	4.24%
Brinker International, Inc.	3.91%
Group 1 Automotive, Inc.	3.19%
Stride, Inc.	3.13%
Etsy, Inc.	3.07%
Champion Homes, Inc.	2.89%
Asbury Automotive Group, Inc.	2.81%
Meritage Homes Corp.	2.80%
Shake Shack, Inc., Class A	2.32%
* Excluding money market fund holdings, if any.

C000086470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Class Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Trading Symbol	PSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Utilities & Communication Services ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[12]
Net Assets	$ 14,439,238
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$14,439,238
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	6.46%
EchoStar Corp., Class A	5.10%
Telephone and Data Systems, Inc.	4.75%
MDU Resources Group, Inc.	4.75%
Madison Square Garden Sports Corp., Class A	4.60%
Otter Tail Corp.	4.50%
MGE Energy, Inc.	4.49%
IAC, Inc.	4.42%
Avista Corp.	4.27%
Cogent Communications Holdings, Inc.	4.17%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	6.46%
EchoStar Corp., Class A	5.10%
Telephone and Data Systems, Inc.	4.75%
MDU Resources Group, Inc.	4.75%
Madison Square Garden Sports Corp., Class A	4.60%
Otter Tail Corp.	4.50%
MGE Energy, Inc.	4.49%
IAC, Inc.	4.42%
Avista Corp.	4.27%
Cogent Communications Holdings, Inc.	4.17%
* Excluding money market fund holdings, if any.

C000086471 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Staples ETF
Class Name	Invesco S&P SmallCap Consumer Staples ETF
Trading Symbol	PSCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Staples ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[13]
Net Assets	$ 49,305,923
Holdings Count | Holding	29
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$49,305,923
Total number of portfolio holdings	29
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	9.48%
Simply Good Foods Co. (The)	8.88%
WD-40 Co.	8.34%
Interparfums, Inc.	6.42%
Chefs' Warehouse, Inc. (The)	5.76%
PriceSmart, Inc.	5.72%
United Natural Foods, Inc.	4.78%
J&J Snack Foods Corp.	4.74%
Energizer Holdings, Inc.	4.17%
Edgewell Personal Care Co.	4.10%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	9.48%
Simply Good Foods Co. (The)	8.88%
WD-40 Co.	8.34%
Interparfums, Inc.	6.42%
Chefs' Warehouse, Inc. (The)	5.76%
PriceSmart, Inc.	5.72%
United Natural Foods, Inc.	4.78%
J&J Snack Foods Corp.	4.74%
Energizer Holdings, Inc.	4.17%
Edgewell Personal Care Co.	4.10%
* Excluding money market fund holdings, if any.

C000086472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Energy ETF
Class Name	Invesco S&P SmallCap Energy ETF
Trading Symbol	PSCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Energy ETF	$13	0.29%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.29%	[14]
Net Assets	$ 75,642,005
Holdings Count | Holding	35
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$75,642,005
Total number of portfolio holdings	35
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.99%
Magnolia Oil & Gas Corp., Class A	7.52%
SM Energy Co.	6.29%
Core Natural Resources, Inc.	6.01%
Cactus, Inc., Class A	5.89%
California Resources Corp.	5.37%
Northern Oil and Gas, Inc.	5.26%
Patterson-UTI Energy, Inc.	5.09%
Liberty Energy, Inc., Class A	4.51%
Oceaneering International, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.99%
Magnolia Oil & Gas Corp., Class A	7.52%
SM Energy Co.	6.29%
Core Natural Resources, Inc.	6.01%
Cactus, Inc., Class A	5.89%
California Resources Corp.	5.37%
Northern Oil and Gas, Inc.	5.26%
Patterson-UTI Energy, Inc.	5.09%
Liberty Energy, Inc., Class A	4.51%
Oceaneering International, Inc.	3.85%
* Excluding money market fund holdings, if any.

C000086473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Financials ETF
Class Name	Invesco S&P SmallCap Financials ETF
Trading Symbol	PSCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Financials ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
Net Assets	$ 21,248,938
Holdings Count | Holding	169
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$21,248,938
Total number of portfolio holdings	169
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	2.00%
Jackson Financial, Inc., Class A	1.88%
Terreno Realty Corp.	1.88%
Lincoln National Corp.	1.85%
Essential Properties Realty Trust, Inc.	1.60%
Moelis & Co., Class A	1.39%
Radian Group, Inc.	1.37%
CareTrust REIT, Inc.	1.35%
Piper Sandler Cos.	1.28%
ServisFirst Bancshares, Inc.	1.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	2.00%
Jackson Financial, Inc., Class A	1.88%
Terreno Realty Corp.	1.88%
Lincoln National Corp.	1.85%
Essential Properties Realty Trust, Inc.	1.60%
Moelis & Co., Class A	1.39%
Radian Group, Inc.	1.37%
CareTrust REIT, Inc.	1.35%
Piper Sandler Cos.	1.28%
ServisFirst Bancshares, Inc.	1.28%
* Excluding money market fund holdings, if any.

C000086474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Health Care ETF
Class Name	Invesco S&P SmallCap Health Care ETF
Trading Symbol	PSCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Health Care ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[16]
Net Assets	$ 173,930,169
Holdings Count | Holding	77
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$173,930,169
Total number of portfolio holdings	77
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	5.57%
Glaukos Corp.	4.28%
Merit Medical Systems, Inc.	3.84%
Corcept Therapeutics, Inc.	3.65%
Inspire Medical Systems, Inc.	3.59%
Alkermes PLC	3.59%
Krystal Biotech, Inc.	2.93%
Prestige Consumer Healthcare, Inc.	2.70%
Integer Holdings Corp.	2.67%
TG Therapeutics, Inc.	2.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	5.57%
Glaukos Corp.	4.28%
Merit Medical Systems, Inc.	3.84%
Corcept Therapeutics, Inc.	3.65%
Inspire Medical Systems, Inc.	3.59%
Alkermes PLC	3.59%
Krystal Biotech, Inc.	2.93%
Prestige Consumer Healthcare, Inc.	2.70%
Integer Holdings Corp.	2.67%
TG Therapeutics, Inc.	2.59%
* Excluding money market fund holdings, if any.

C000086475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Industrials ETF
Class Name	Invesco S&P SmallCap Industrials ETF
Trading Symbol	PSCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Industrials ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[17]
Net Assets	$ 208,660,801
Holdings Count | Holding	98
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$208,660,801
Total number of portfolio holdings	98
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Alaska Air Group, Inc.	3.86%
SPX Technologies, Inc.	2.84%
Armstrong World Industries, Inc.	2.82%
JBT Marel Corp.	2.58%
Robert Half, Inc.	2.52%
CSW Industrials, Inc.	2.17%
Zurn Elkay Water Solutions Corp.	2.12%
Federal Signal Corp.	2.09%
Air Lease Corp., Class A	2.09%
Gates Industrial Corp. PLC	2.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alaska Air Group, Inc.	3.86%
SPX Technologies, Inc.	2.84%
Armstrong World Industries, Inc.	2.82%
JBT Marel Corp.	2.58%
Robert Half, Inc.	2.52%
CSW Industrials, Inc.	2.17%
Zurn Elkay Water Solutions Corp.	2.12%
Federal Signal Corp.	2.09%
Air Lease Corp., Class A	2.09%
Gates Industrial Corp. PLC	2.06%
* Excluding money market fund holdings, if any.

C000086476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Information Technology ETF
Class Name	Invesco S&P SmallCap Information Technology ETF
Trading Symbol	PSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Information Technology ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[18]
Net Assets	$ 273,538,561
Holdings Count | Holding	70
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$273,538,561
Total number of portfolio holdings	70
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.42%
Badger Meter, Inc.	3.98%
ACI Worldwide, Inc.	3.87%
InterDigital, Inc.	3.49%
Sandisk Corp.	3.48%
SPS Commerce, Inc.	3.22%
Itron, Inc.	3.16%
Box, Inc., Class A	3.01%
MARA Holdings, Inc.	2.88%
Sanmina Corp.	2.88%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.42%
Badger Meter, Inc.	3.98%
ACI Worldwide, Inc.	3.87%
InterDigital, Inc.	3.49%
Sandisk Corp.	3.48%
SPS Commerce, Inc.	3.22%
Itron, Inc.	3.16%
Box, Inc., Class A	3.01%
MARA Holdings, Inc.	2.88%
Sanmina Corp.	2.88%
* Excluding money market fund holdings, if any.

C000086477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Materials ETF
Class Name	Invesco S&P SmallCap Materials ETF
Trading Symbol	PSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Materials ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[19]
Net Assets	$ 15,862,922
Holdings Count | Holding	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$15,862,922
Total number of portfolio holdings	28
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
ATI, Inc.	14.88%
Balchem Corp.	10.15%
Sealed Air Corp.	8.93%
H.B. Fuller Co.	5.56%
MP Materials Corp.	5.26%
Sensient Technologies Corp.	4.80%
Innospec, Inc.	4.68%
Warrior Met Coal, Inc.	4.52%
Sylvamo Corp.	4.24%
Minerals Technologies, Inc.	3.97%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ATI, Inc.	14.88%
Balchem Corp.	10.15%
Sealed Air Corp.	8.93%
H.B. Fuller Co.	5.56%
MP Materials Corp.	5.26%
Sensient Technologies Corp.	4.80%
Innospec, Inc.	4.68%
Warrior Met Coal, Inc.	4.52%
Sylvamo Corp.	4.24%
Minerals Technologies, Inc.	3.97%
* Excluding money market fund holdings, if any.

C000093357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW High Dividend Yield Financial ETF
Class Name	Invesco KBW High Dividend Yield Financial ETF
Trading Symbol	KBWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW High Dividend Yield Financial ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[20]
Net Assets	$ 436,667,802
Holdings Count | Holding	42
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$436,667,802
Total number of portfolio holdings	42
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	4.59%
Orchid Island Capital, Inc.	4.52%
Two Harbors Investment Corp.	4.18%
Dynex Capital, Inc.	3.63%
AGNC Investment Corp.	3.63%
ARMOUR Residential REIT, Inc.	3.45%
New York Mortgage Trust, Inc.	3.43%
Ellington Financial, Inc.	3.32%
Annaly Capital Management, Inc.	3.25%
Trinity Capital, Inc., BDC	3.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	4.59%
Orchid Island Capital, Inc.	4.52%
Two Harbors Investment Corp.	4.18%
Dynex Capital, Inc.	3.63%
AGNC Investment Corp.	3.63%
ARMOUR Residential REIT, Inc.	3.45%
New York Mortgage Trust, Inc.	3.43%
Ellington Financial, Inc.	3.32%
Annaly Capital Management, Inc.	3.25%
Trinity Capital, Inc., BDC	3.63%
* Excluding money market fund holdings, if any.

C000093358 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Premium Yield Equity REIT ETF
Class Name	Invesco KBW Premium Yield Equity REIT ETF
Trading Symbol	KBWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Premium Yield Equity REIT ETF	$16	0.35%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.35%	[21]
Net Assets	$ 222,748,900
Holdings Count | Holding	33
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$222,748,900
Total number of portfolio holdings	33
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	7.70%
SITE Centers Corp.	5.67%
Brandywine Realty Trust	4.90%
Community Healthcare Trust, Inc.	4.67%
NexPoint Diversified Real Estate Trust	4.42%
Global Medical REIT, Inc.	4.27%
EPR Properties	4.27%
Easterly Government Properties, Inc.	3.80%
CTO Realty Growth, Inc.	3.43%
Clipper Realty, Inc.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	7.70%
SITE Centers Corp.	5.67%
Brandywine Realty Trust	4.90%
Community Healthcare Trust, Inc.	4.67%
NexPoint Diversified Real Estate Trust	4.42%
Global Medical REIT, Inc.	4.27%
EPR Properties	4.27%
Easterly Government Properties, Inc.	3.80%
CTO Realty Growth, Inc.	3.43%
Clipper Realty, Inc.	3.14%
* Excluding money market fund holdings, if any.

C000093359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Property & Casualty Insurance ETF
Class Name	Invesco KBW Property & Casualty Insurance ETF
Trading Symbol	KBWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Property & Casualty Insurance ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[22]
Net Assets	$ 387,737,441
Holdings Count | Holding	26
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$387,737,441
Total number of portfolio holdings	26
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
American International Group, Inc.	9.05%
Progressive Corp. (The)	8.80%
Chubb Ltd.	8.29%
Travelers Cos., Inc. (The)	8.15%
Allstate Corp. (The)	8.05%
AXIS Capital Holdings Ltd.	4.37%
Hanover Insurance Group, Inc. (The)	4.33%
W.R. Berkley Corp.	4.10%
Hartford Financial Services Group, Inc. (The)	4.02%
Cincinnati Financial Corp.	3.88%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American International Group, Inc.	9.05%
Progressive Corp. (The)	8.80%
Chubb Ltd.	8.29%
Travelers Cos., Inc. (The)	8.15%
Allstate Corp. (The)	8.05%
AXIS Capital Holdings Ltd.	4.37%
Hanover Insurance Group, Inc. (The)	4.33%
W.R. Berkley Corp.	4.10%
Hartford Financial Services Group, Inc. (The)	4.02%
Cincinnati Financial Corp.	3.88%
* Excluding money market fund holdings, if any.

C000095998 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Beta ETF
Class Name	Invesco S&P 500® High Beta ETF
Trading Symbol	SPHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Beta ETF	$12	0.25%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[23]
Net Assets	$ 298,801,869
Holdings Count | Holding	104
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$298,801,869
Total number of portfolio holdings	104
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.18%
NVIDIA Corp.	1.89%
Monolithic Power Systems, Inc.	1.63%
Micron Technology, Inc.	1.60%
Broadcom, Inc.	1.54%
Intel Corp.	1.53%
Teradyne, Inc.	1.53%
Tesla, Inc.	1.50%
KLA Corp.	1.43%
Lam Research Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.18%
NVIDIA Corp.	1.89%
Monolithic Power Systems, Inc.	1.63%
Micron Technology, Inc.	1.60%
Broadcom, Inc.	1.54%
Intel Corp.	1.53%
Teradyne, Inc.	1.53%
Tesla, Inc.	1.50%
KLA Corp.	1.43%
Lam Research Corp.	1.43%
* Excluding money market fund holdings, if any.

C000096000 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Low Volatility ETF
Class Name	Invesco S&P SmallCap Low Volatility ETF
Trading Symbol	XSLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Low Volatility ETF	$12	0.25%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[24]
Net Assets	$ 290,853,510
Holdings Count | Holding	123
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$290,853,510
Total number of portfolio holdings	123
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Ellington Financial, Inc.	1.14%
Four Corners Property Trust, Inc.	1.13%
Madison Square Garden Sports Corp., Class A	1.11%
LTC Properties, Inc.	1.11%
Getty Realty Corp.	1.09%
Innoviva, Inc.	1.09%
Essential Properties Realty Trust, Inc.	1.09%
Phillips Edison & Co., Inc.	1.08%
Avista Corp.	1.05%
Alexander & Baldwin, Inc.	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ellington Financial, Inc.	1.14%
Four Corners Property Trust, Inc.	1.13%
Madison Square Garden Sports Corp., Class A	1.11%
LTC Properties, Inc.	1.11%
Getty Realty Corp.	1.09%
Innoviva, Inc.	1.09%
Essential Properties Realty Trust, Inc.	1.09%
Phillips Edison & Co., Inc.	1.08%
Avista Corp.	1.05%
Alexander & Baldwin, Inc.	1.03%
* Excluding money market fund holdings, if any.

C000096001 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Low Volatility ETF
Class Name	Invesco S&P MidCap Low Volatility ETF
Trading Symbol	XMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[25]
Net Assets	$ 785,872,030
Holdings Count | Holding	83
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$785,872,030
Total number of portfolio holdings	83
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
ALLETE, Inc.	1.98%
AptarGroup, Inc.	1.56%
EPR Properties	1.53%
IDACORP, Inc.	1.50%
OGE Energy Corp.	1.50%
American Homes 4 Rent, Class A	1.49%
Old Republic International Corp.	1.47%
Portland General Electric Co.	1.46%
Agree Realty Corp.	1.43%
NNN REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ALLETE, Inc.	1.98%
AptarGroup, Inc.	1.56%
EPR Properties	1.53%
IDACORP, Inc.	1.50%
OGE Energy Corp.	1.50%
American Homes 4 Rent, Class A	1.49%
Old Republic International Corp.	1.47%
Portland General Electric Co.	1.46%
Agree Realty Corp.	1.43%
NNN REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000096002 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Low Volatility ETF
Class Name	Invesco S&P 500® Low Volatility ETF
Trading Symbol	SPLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[26]
Net Assets	$ 7,710,343,598
Holdings Count | Holding	102
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$7,710,343,598
Total number of portfolio holdings	102
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.31%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.27%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.31%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.27%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.

C000096299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Loan ETF
Class Name	Invesco Senior Loan ETF
Trading Symbol	BKLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Loan ETF	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[27],[28]
Net Assets	$ 10,143,529,421
Holdings Count | Holding	181
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$10,143,529,421
Total number of portfolio holdings	181
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.82%
athenahealth Group, Inc., Term Loan, 7.32%, 02/15/2029	1.72%
AssuredPartners, Inc., Term Loan B-5, 7.82%, 02/14/2031	1.65%
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B, 6.57%, 10/23/2028	1.56%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.52%
McAfee LLC, Term Loan B, 7.31%, 03/01/2029	1.51%
AI Aqua Merger Sub, Inc., Term loan B, 7.31%, 07/31/2028	1.40%
Sedgwick Claims Management Services, Inc., Term Loan, 7.31%, 07/31/2031	1.40%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.35%
Cloud Software Group, Inc., Term Loan B, 7.83%, 03/30/2029	1.35%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.2%
Ba1	5.7%
Ba2	2.1%
Ba3	9.8%
B1	17.2%
B2	33.3%
B3	12.3%
Caa1	1.9%
Caa2	0.8%
Ca	0.0%
NR	2.5%
WR	8.1%
Money Market Funds Plus Other Assets Less Liabilities	4.2%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under "Ratings & Assessments" on the homepage.

Credit Quality Explanation [Text Block]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under "Ratings & Assessments" on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.82%
athenahealth Group, Inc., Term Loan, 7.32%, 02/15/2029	1.72%
AssuredPartners, Inc., Term Loan B-5, 7.82%, 02/14/2031	1.65%
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B, 6.57%, 10/23/2028	1.56%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.52%
McAfee LLC, Term Loan B, 7.31%, 03/01/2029	1.51%
AI Aqua Merger Sub, Inc., Term loan B, 7.31%, 07/31/2028	1.40%
Sedgwick Claims Management Services, Inc., Term Loan, 7.31%, 07/31/2031	1.40%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.35%
Cloud Software Group, Inc., Term Loan B, 7.83%, 03/30/2029	1.35%
* Excluding money market fund holdings, if any.

C000102793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Class Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Trading Symbol	PFIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental Investment Grade Corporate Bond ETF	$11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[29]
Net Assets	$ 81,024,688
Holdings Count | Holding	783
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$81,024,688
Total number of portfolio holdings	783
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.85%
Apple, Inc., 3.25%, 02/23/2026	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.47%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.43%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	0.43%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.43%
Walmart, Inc., 3.90%, 09/09/2025	0.42%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.85%
Apple, Inc., 3.25%, 02/23/2026	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.47%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.43%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	0.43%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.43%
Walmart, Inc., 3.90%, 09/09/2025	0.42%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.

C000106122 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Bank ETF
Class Name	Invesco KBW Bank ETF
Trading Symbol	KBWB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Bank ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[30]
Net Assets	$ 3,668,247,209
Holdings Count | Holding	27
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,668,247,209
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	8.64%
Wells Fargo & Co.	8.39%
Goldman Sachs Group, Inc. (The)	8.34%
Morgan Stanley	8.25%
Bank of America Corp.	7.91%
Citigroup, Inc.	4.60%
Bank of New York Mellon Corp. (The)	4.43%
Capital One Financial Corp.	4.26%
State Street Corp.	4.10%
Truist Financial Corp.	3.96%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	8.64%
Wells Fargo & Co.	8.39%
Goldman Sachs Group, Inc. (The)	8.34%
Morgan Stanley	8.25%
Bank of America Corp.	7.91%
Citigroup, Inc.	4.60%
Bank of New York Mellon Corp. (The)	4.43%
Capital One Financial Corp.	4.26%
State Street Corp.	4.10%
Truist Financial Corp.	3.96%
* Excluding money market fund holdings, if any.

C000106125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Regional Banking ETF
Class Name	Invesco KBW Regional Banking ETF
Trading Symbol	KBWR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Regional Banking ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[31]
Net Assets	$ 54,935,399
Holdings Count | Holding	53
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$54,935,399
Total number of portfolio holdings	53
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Webster Financial Corp.	3.99%
Pinnacle Financial Partners, Inc.	3.82%
Cullen/Frost Bankers, Inc.	3.80%
Commerce Bancshares, Inc.	3.79%
Wintrust Financial Corp.	3.58%
Old National Bancorp	2.24%
Popular, Inc.	2.21%
Flagstar Financial, Inc.	2.19%
Hancock Whitney Corp.	2.11%
Bank OZK	2.10%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Webster Financial Corp.	3.99%
Pinnacle Financial Partners, Inc.	3.82%
Cullen/Frost Bankers, Inc.	3.80%
Commerce Bancshares, Inc.	3.79%
Wintrust Financial Corp.	3.58%
Old National Bancorp	2.24%
Popular, Inc.	2.21%
Flagstar Financial, Inc.	2.19%
Hancock Whitney Corp.	2.11%
Bank OZK	2.10%
* Excluding money market fund holdings, if any.

C000116012 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright SmallCap Momentum ETF
Class Name	Invesco Dorsey Wright SmallCap Momentum ETF
Trading Symbol	DWAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright SmallCap Momentum ETF	$29	0.60%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[32]
Net Assets	$ 735,944,038
Holdings Count | Holding	204
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$735,944,038
Total number of portfolio holdings	204
Portfolio turnover rate	92%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Dave, Inc.	1.78%
Mr. Cooper Group, Inc.	1.62%
ADMA Biologics, Inc.	1.52%
Limbach Holdings, Inc.	1.42%
Kinetik Holdings, Inc., Class A	1.35%
Byrna Technologies, Inc.	1.28%
Kadant, Inc.	1.25%
Modine Manufacturing Co.	1.23%
Climb Global Solutions, Inc.	1.22%
Rigetti Computing, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Dave, Inc.	1.78%
Mr. Cooper Group, Inc.	1.62%
ADMA Biologics, Inc.	1.52%
Limbach Holdings, Inc.	1.42%
Kinetik Holdings, Inc., Class A	1.35%
Byrna Technologies, Inc.	1.28%
Kadant, Inc.	1.25%
Modine Manufacturing Co.	1.23%
Climb Global Solutions, Inc.	1.22%
Rigetti Computing, Inc.	1.20%
* Excluding money market fund holdings, if any.

C000118892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Dividend Low Volatility ETF
Class Name	Invesco S&P 500® High Dividend Low Volatility ETF
Trading Symbol	SPHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[33]
Net Assets	$ 3,479,207,437
Holdings Count | Holding	53
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,479,207,437
Total number of portfolio holdings	53
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.10%
Crown Castle, Inc.	3.03%
Verizon Communications, Inc.	3.01%
LyondellBasell Industries N.V., Class A	2.87%
Dow, Inc.	2.66%
Pfizer, Inc.	2.65%
VICI Properties, Inc.	2.63%
Realty Income Corp.	2.55%
AT&T, Inc.	2.43%
Healthpeak Properties, Inc.	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.10%
Crown Castle, Inc.	3.03%
Verizon Communications, Inc.	3.01%
LyondellBasell Industries N.V., Class A	2.87%
Dow, Inc.	2.66%
Pfizer, Inc.	2.65%
VICI Properties, Inc.	2.63%
Realty Income Corp.	2.55%
AT&T, Inc.	2.43%
Healthpeak Properties, Inc.	2.41%
* Excluding money market fund holdings, if any.

C000139641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Preferred ETF
Class Name	Invesco Variable Rate Preferred ETF
Trading Symbol	VRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Preferred ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[34]
Net Assets	$ 2,029,637,387
Holdings Count | Holding	316
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,029,637,387
Total number of portfolio holdings	316
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.42%
Citigroup Capital XIII, Pfd., 10.92%	1.12%
JPMorgan Chase & Co., Series NN, 6.88%	1.09%
Charles Schwab Corp. (The), Series G, 5.38%	1.02%
BP Capital Markets PLC, 4.88%	1.00%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.98%
JPMorgan Chase & Co., Series OO, 6.50%	0.96%
Bank of America Corp., Series FF, 5.88%	0.94%
CVS Health Corp., 7.00%, 03/10/2055	0.94%
Citigroup, Inc., Series X, 3.88%	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.42%
Citigroup Capital XIII, Pfd., 10.92%	1.12%
JPMorgan Chase & Co., Series NN, 6.88%	1.09%
Charles Schwab Corp. (The), Series G, 5.38%	1.02%
BP Capital Markets PLC, 4.88%	1.00%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.98%
JPMorgan Chase & Co., Series OO, 6.50%	0.96%
Bank of America Corp., Series FF, 5.88%	0.94%
CVS Health Corp., 7.00%, 03/10/2055	0.94%
Citigroup, Inc., Series X, 3.88%	0.93%
* Excluding money market fund holdings, if any.

C000149243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000 Equal Weight ETF
Class Name	Invesco Russell 1000 Equal Weight ETF
Trading Symbol	EQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000 Equal Weight ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
Net Assets	$ 633,691,565
Holdings Count | Holding	998
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$633,691,565
Total number of portfolio holdings	998
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AT&T, Inc.	0.65%
T-Mobile US, Inc.	0.64%
Cisco Systems, Inc.	0.60%
Frontier Communications Parent, Inc.	0.57%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
Roku, Inc., Class A	0.56%
Liberty Broadband Corp., Class C	0.54%
Ubiquiti, Inc.	0.54%
Juniper Networks, Inc.	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AT&T, Inc.	0.65%
T-Mobile US, Inc.	0.64%
Cisco Systems, Inc.	0.60%
Frontier Communications Parent, Inc.	0.57%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
Roku, Inc., Class A	0.56%
Liberty Broadband Corp., Class C	0.54%
Ubiquiti, Inc.	0.54%
Juniper Networks, Inc.	0.53%
* Excluding money market fund holdings, if any.

C000153495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Class Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Trading Symbol	XRLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[36]
Net Assets	$ 40,646,535
Holdings Count | Holding	102
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$40,646,535
Total number of portfolio holdings	102
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.32%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.28%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.32%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.28%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.

C000158243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Momentum ETF
Class Name	Invesco S&P 500® Momentum ETF
Trading Symbol	SPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Momentum ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[37]
Net Assets	$ 5,667,745,184
Holdings Count | Holding	101
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,667,745,184
Total number of portfolio holdings	101
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.59%
NVIDIA Corp.	8.44%
Meta Platforms, Inc., Class A	7.08%
Berkshire Hathaway, Inc., Class B	6.24%
Broadcom, Inc.	6.21%
Eli Lilly and Co.	6.02%
JPMorgan Chase & Co.	5.46%
Costco Wholesale Corp.	4.12%
Walmart, Inc.	2.63%
General Electric Co.	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.59%
NVIDIA Corp.	8.44%
Meta Platforms, Inc., Class A	7.08%
Berkshire Hathaway, Inc., Class B	6.24%
Broadcom, Inc.	6.21%
Eli Lilly and Co.	6.02%
JPMorgan Chase & Co.	5.46%
Costco Wholesale Corp.	4.12%
Walmart, Inc.	2.63%
General Electric Co.	2.30%
* Excluding money market fund holdings, if any.

C000158245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Enhanced Value ETF
Class Name	Invesco S&P 500® Enhanced Value ETF
Trading Symbol	SPVU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Enhanced Value ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[38]
Net Assets	$ 94,762,200
Holdings Count | Holding	102
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$94,762,200
Total number of portfolio holdings	102
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.49%
Bank of America Corp.	4.93%
Exxon Mobil Corp.	4.90%
Wells Fargo & Co.	4.62%
Chevron Corp.	4.50%
CVS Health Corp.	3.42%
AT&T, Inc.	3.35%
Citigroup, Inc.	3.09%
Verizon Communications, Inc.	3.03%
Comcast Corp., Class A	2.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.49%
Bank of America Corp.	4.93%
Exxon Mobil Corp.	4.90%
Wells Fargo & Co.	4.62%
Chevron Corp.	4.50%
CVS Health Corp.	3.42%
AT&T, Inc.	3.35%
Citigroup, Inc.	3.09%
Verizon Communications, Inc.	3.03%
Comcast Corp., Class A	2.97%
* Excluding money market fund holdings, if any.

C000173134 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Treasury ETF
Class Name	Invesco Short Term Treasury ETF
Trading Symbol	TBLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Treasury ETF	$4	0.08%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[39]
Net Assets	$ 2,033,620,848
Holdings Count | Holding	84
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,033,620,848
Total number of portfolio holdings	84

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.24%-4.50%, 04/03/2025	3.36%
U.S. Treasury Bills, 4.31%, 05/08/2025	2.70%
U.S. Treasury Bills, 4.00%-5.24%, 04/17/2025	2.59%
U.S. Treasury Bills, 4.39%, 05/22/2025	2.45%
U.S. Treasury Bills, 4.39%, 05/29/2025	2.40%
U.S. Treasury Bills, 4.04%-5.18%, 05/15/2025	2.39%
U.S. Treasury Bills, 4.19%-4.45%, 04/01/2025	2.22%
U.S. Treasury Bills, 4.23%-4.28%, 05/06/2025	2.14%
U.S. Treasury Bills, 4.24%-4.50%, 04/10/2025	2.02%
U.S. Treasury Bills, 4.22%-4.49%, 04/24/2025	1.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.24%-4.50%, 04/03/2025	3.36%
U.S. Treasury Bills, 4.31%, 05/08/2025	2.70%
U.S. Treasury Bills, 4.00%-5.24%, 04/17/2025	2.59%
U.S. Treasury Bills, 4.39%, 05/22/2025	2.45%
U.S. Treasury Bills, 4.39%, 05/29/2025	2.40%
U.S. Treasury Bills, 4.04%-5.18%, 05/15/2025	2.39%
U.S. Treasury Bills, 4.19%-4.45%, 04/01/2025	2.22%
U.S. Treasury Bills, 4.23%-4.28%, 05/06/2025	2.14%
U.S. Treasury Bills, 4.24%-4.50%, 04/10/2025	2.02%
U.S. Treasury Bills, 4.22%-4.49%, 04/24/2025	1.96%
* Excluding money market fund holdings, if any.

C000174835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Class Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Trading Symbol	XSHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[40]
Net Assets	$ 67,087,076
Holdings Count | Holding	62
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$67,087,076
Total number of portfolio holdings	62
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Two Harbors Investment Corp.	3.33%
Global Net Lease, Inc.	3.30%
Innovative Industrial Properties, Inc.	3.15%
Ready Capital Corp.	2.99%
Universal Health Realty Income Trust	2.94%
Easterly Government Properties, Inc.	2.90%
Apollo Commercial Real Estate Finance, Inc.	2.87%
ARMOUR Residential REIT, Inc.	2.87%
New York Mortgage Trust, Inc.	2.85%
Brandywine Realty Trust	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Two Harbors Investment Corp.	3.33%
Global Net Lease, Inc.	3.30%
Innovative Industrial Properties, Inc.	3.15%
Ready Capital Corp.	2.99%
Universal Health Realty Income Trust	2.94%
Easterly Government Properties, Inc.	2.90%
Apollo Commercial Real Estate Finance, Inc.	2.87%
ARMOUR Residential REIT, Inc.	2.87%
New York Mortgage Trust, Inc.	2.85%
Brandywine Realty Trust	2.81%
* Excluding money market fund holdings, if any.

C000180525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Quality ETF
Class Name	Invesco S&P SmallCap Quality ETF
Trading Symbol	XSHQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Quality ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[41]
Net Assets	$ 447,540,119
Holdings Count | Holding	122
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$447,540,119
Total number of portfolio holdings	122
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	3.38%
Armstrong World Industries, Inc.	2.66%
Corcept Therapeutics, Inc.	2.21%
PJT Partners, Inc., Class A	2.20%
Robert Half, Inc.	2.01%
InterDigital, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.94%
Alkermes PLC	1.93%
Badger Meter, Inc.	1.80%
Installed Building Products, Inc.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	3.38%
Armstrong World Industries, Inc.	2.66%
Corcept Therapeutics, Inc.	2.21%
PJT Partners, Inc., Class A	2.20%
Robert Half, Inc.	2.01%
InterDigital, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.94%
Alkermes PLC	1.93%
Badger Meter, Inc.	1.80%
Installed Building Products, Inc.	1.69%
* Excluding money market fund holdings, if any.

C000190368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Minimum Variance ETF
Class Name	Invesco S&P 500 Minimum Variance ETF
Trading Symbol	SPMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Minimum Variance ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[42]
Net Assets	$ 5,778,870
Holdings Count | Holding	77
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,778,870
Total number of portfolio holdings	77
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	3.77%
Cisco Systems, Inc.	3.63%
GE Vernova, Inc.	3.57%
Aon PLC, Class A	3.31%
Abbott Laboratories	3.29%
Amazon.com, Inc.	3.20%
Berkshire Hathaway, Inc., Class B	3.16%
Apple, Inc.	3.02%
Arthur J. Gallagher & Co.	2.96%
NVIDIA Corp.	2.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	3.77%
Cisco Systems, Inc.	3.63%
GE Vernova, Inc.	3.57%
Aon PLC, Class A	3.31%
Abbott Laboratories	3.29%
Amazon.com, Inc.	3.20%
Berkshire Hathaway, Inc., Class B	3.16%
Apple, Inc.	3.02%
Arthur J. Gallagher & Co.	2.96%
NVIDIA Corp.	2.96%
* Excluding money market fund holdings, if any.

C000192788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI USA ETF
Class Name	Invesco MSCI USA ETF
Trading Symbol	PBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI USA ETF	$2	0.04%
*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[43]
Net Assets	$ 6,046,647,858
Holdings Count | Holding	580
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$6,046,647,858
Total number of portfolio holdings	580
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.97%
NVIDIA Corp.	5.87%
Microsoft Corp.	5.38%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.79%
Alphabet, Inc., Class A	1.91%
Broadcom, Inc.	1.70%
Alphabet, Inc., Class C	1.65%
Tesla, Inc.	1.62%
JPMorgan Chase & Co.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.97%
NVIDIA Corp.	5.87%
Microsoft Corp.	5.38%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.79%
Alphabet, Inc., Class A	1.91%
Broadcom, Inc.	1.70%
Alphabet, Inc., Class C	1.65%
Tesla, Inc.	1.62%
JPMorgan Chase & Co.	1.43%
* Excluding money market fund holdings, if any.

C000197638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Solar ETF
Class Name	Invesco Solar ETF
Trading Symbol	TAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Solar ETF	$31	0.70%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.70%	[44]
Net Assets	$ 773,404,556
Holdings Count | Holding	35
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$773,404,556
Total number of portfolio holdings	35
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Nextracker, Inc., Class A	10.88%
Enphase Energy, Inc.	8.30%
First Solar, Inc.	7.29%
GCL Technology Holdings Ltd.	6.89%
Xinyi Solar Holdings Ltd.	4.85%
HA Sustainable Infrastructure Capital, Inc.	4.24%
Neoen S.A.	4.02%
Sunrun, Inc.	3.94%
SolarEdge Technologies, Inc.	3.54%
Clearway Energy, Inc., Class C	3.51%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Nextracker, Inc., Class A	10.88%
Enphase Energy, Inc.	8.30%
First Solar, Inc.	7.29%
GCL Technology Holdings Ltd.	6.89%
Xinyi Solar Holdings Ltd.	4.85%
HA Sustainable Infrastructure Capital, Inc.	4.24%
Neoen S.A.	4.02%
Sunrun, Inc.	3.94%
SolarEdge Technologies, Inc.	3.54%
Clearway Energy, Inc., Class C	3.51%
* Excluding money market fund holdings, if any.

C000209110 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Revenue ETF
Class Name	Invesco S&P 500 Revenue ETF
Trading Symbol	RWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Revenue ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[45]
Net Assets	$ 5,184,117,913
Holdings Count | Holding	504
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,184,117,913
Total number of portfolio holdings	504
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.98%
Amazon.com, Inc.	3.25%
CVS Health Corp.	2.66%
Berkshire Hathaway, Inc., Class B	2.34%
Apple, Inc.	2.18%
McKesson Corp.	2.08%
UnitedHealth Group, Inc.	1.99%
Exxon Mobil Corp.	1.92%
Cencora, Inc.	1.83%
JPMorgan Chase & Co.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.98%
Amazon.com, Inc.	3.25%
CVS Health Corp.	2.66%
Berkshire Hathaway, Inc., Class B	2.34%
Apple, Inc.	2.18%
McKesson Corp.	2.08%
UnitedHealth Group, Inc.	1.99%
Exxon Mobil Corp.	1.92%
Cencora, Inc.	1.83%
JPMorgan Chase & Co.	1.70%
* Excluding money market fund holdings, if any.

C000209112 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 Revenue ETF
Class Name	Invesco S&P MidCap 400 Revenue ETF
Trading Symbol	RWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 Revenue ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[46]
Net Assets	$ 887,027,849
Holdings Count | Holding	401
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$887,027,849
Total number of portfolio holdings	401
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.99%
Performance Food Group Co.	2.64%
American Airlines Group, Inc.	2.05%
US Foods Holding Corp.	1.80%
Lithia Motors, Inc., Class A	1.47%
Penske Automotive Group, Inc.	1.45%
AutoNation, Inc.	1.29%
HF Sinclair Corp.	1.27%
Flex Ltd.	1.22%
Arrow Electronics, Inc.	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.99%
Performance Food Group Co.	2.64%
American Airlines Group, Inc.	2.05%
US Foods Holding Corp.	1.80%
Lithia Motors, Inc., Class A	1.47%
Penske Automotive Group, Inc.	1.45%
AutoNation, Inc.	1.29%
HF Sinclair Corp.	1.27%
Flex Ltd.	1.22%
Arrow Electronics, Inc.	1.18%
* Excluding money market fund holdings, if any.

C000209113 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 Revenue ETF
Class Name	Invesco S&P SmallCap 600 Revenue ETF
Trading Symbol	RWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 Revenue ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[47]
Net Assets	$ 1,733,439,172
Holdings Count | Holding	598
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,733,439,172
Total number of portfolio holdings	598
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
World Kinect Corp.	3.79%
EchoStar Corp., Class A	3.01%
United Natural Foods, Inc.	2.90%
Group 1 Automotive, Inc.	1.67%
Asbury Automotive Group, Inc.	1.42%
Lincoln National Corp.	1.42%
Sonic Automotive, Inc., Class A	1.15%
Kohl's Corp.	1.06%
Alaska Air Group, Inc.	0.99%
Dana, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
World Kinect Corp.	3.79%
EchoStar Corp., Class A	3.01%
United Natural Foods, Inc.	2.90%
Group 1 Automotive, Inc.	1.67%
Asbury Automotive Group, Inc.	1.42%
Lincoln National Corp.	1.42%
Sonic Automotive, Inc., Class A	1.15%
Kohl's Corp.	1.06%
Alaska Air Group, Inc.	0.99%
Dana, Inc.	0.98%
* Excluding money market fund holdings, if any.

C000209114 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Ultra Dividend Revenue ETF
Class Name	Invesco S&P Ultra Dividend Revenue ETF
Trading Symbol	RDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Ultra Dividend Revenue ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[48]
Net Assets	$ 827,769,656
Holdings Count | Holding	63
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$827,769,656
Total number of portfolio holdings	63
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	5.98%
CVS Health Corp.	5.90%
Best Buy Co., Inc.	5.20%
Chevron Corp.	4.99%
Bristol-Myers Squibb Co.	4.89%
Prudential Financial, Inc.	4.81%
U.S. Bancorp	4.68%
Ford Motor Co.	4.62%
HF Sinclair Corp.	4.24%
3M Co.	4.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	5.98%
CVS Health Corp.	5.90%
Best Buy Co., Inc.	5.20%
Chevron Corp.	4.99%
Bristol-Myers Squibb Co.	4.89%
Prudential Financial, Inc.	4.81%
U.S. Bancorp	4.68%
Ford Motor Co.	4.62%
HF Sinclair Corp.	4.24%
3M Co.	4.00%
* Excluding money market fund holdings, if any.

C000221604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 ETF
Class Name	Invesco NASDAQ 100 ETF
Trading Symbol	QQQM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[49]
Net Assets	$ 42,678,756,347
Holdings Count | Holding	104
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$42,678,756,347
Total number of portfolio holdings	104
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.50%
NVIDIA Corp.	7.95%
Microsoft Corp.	7.67%
Amazon.com, Inc.	5.80%
Broadcom, Inc.	4.01%
Meta Platforms, Inc., Class A	3.79%
Costco Wholesale Corp.	2.97%
Tesla, Inc.	2.76%
Netflix, Inc.	2.68%
Alphabet, Inc., Class A	2.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	9.50%
NVIDIA Corp.	7.95%
Microsoft Corp.	7.67%
Amazon.com, Inc.	5.80%
Broadcom, Inc.	4.01%
Meta Platforms, Inc., Class A	3.79%
Costco Wholesale Corp.	2.97%
Tesla, Inc.	2.76%
Netflix, Inc.	2.68%
Alphabet, Inc., Class A	2.58%
* Excluding money market fund holdings, if any.

C000221653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Next Gen 100 ETF
Class Name	Invesco NASDAQ Next Gen 100 ETF
Trading Symbol	QQQJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Next Gen 100 ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[50]
Net Assets	$ 638,084,818
Holdings Count | Holding	111
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$638,084,818
Total number of portfolio holdings	111
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	1.96%
eBay, Inc.	1.91%
United Airlines Holdings, Inc.	1.90%
Monolithic Power Systems, Inc.	1.84%
Tractor Supply Co.	1.82%
Expedia Group, Inc.	1.50%
Super Micro Computer, Inc.	1.50%
Check Point Software Technologies Ltd.	1.49%
VeriSign, Inc.	1.41%
Expand Energy Corp.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	1.96%
eBay, Inc.	1.91%
United Airlines Holdings, Inc.	1.90%
Monolithic Power Systems, Inc.	1.84%
Tractor Supply Co.	1.82%
Expedia Group, Inc.	1.50%
Super Micro Computer, Inc.	1.50%
Check Point Software Technologies Ltd.	1.49%
VeriSign, Inc.	1.41%
Expand Energy Corp.	1.41%
* Excluding money market fund holdings, if any.

C000228442 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 QVM Multi-factor ETF
Class Name	Invesco S&P 500 QVM Multi-factor ETF
Trading Symbol	QVML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 QVM Multi-factor ETF	$6	0.11%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[51]
Net Assets	$ 1,229,289,214
Holdings Count | Holding	454
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,229,289,214
Total number of portfolio holdings	454
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.07%
NVIDIA Corp.	6.95%
Amazon.com, Inc.	4.07%
Alphabet, Inc., Class C	3.61%
Meta Platforms, Inc., Class A	3.02%
Berkshire Hathaway, Inc., Class B	2.24%
Broadcom, Inc.	1.87%
JPMorgan Chase & Co.	1.76%
Eli Lilly and Co.	1.65%
Visa, Inc., Class A	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	8.07%
NVIDIA Corp.	6.95%
Amazon.com, Inc.	4.07%
Alphabet, Inc., Class C	3.61%
Meta Platforms, Inc., Class A	3.02%
Berkshire Hathaway, Inc., Class B	2.24%
Broadcom, Inc.	1.87%
JPMorgan Chase & Co.	1.76%
Eli Lilly and Co.	1.65%
Visa, Inc., Class A	1.38%
* Excluding money market fund holdings, if any.

C000228443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Class Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Trading Symbol	QVMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 QVM Multi-factor ETF	$7	0.15%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[52]
Net Assets	$ 348,210,092
Holdings Count | Holding	362
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$348,210,092
Total number of portfolio holdings	362
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	0.89%
Williams-Sonoma, Inc.	0.85%
Expand Energy Corp.	0.76%
EMCOR Group, Inc.	0.76%
Watsco, Inc.	0.70%
Fidelity National Financial, Inc.	0.66%
US Foods Holding Corp.	0.66%
Reliance, Inc.	0.64%
Dynatrace, Inc.	0.64%
Carlisle Cos., Inc.	0.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	0.89%
Williams-Sonoma, Inc.	0.85%
Expand Energy Corp.	0.76%
EMCOR Group, Inc.	0.76%
Watsco, Inc.	0.70%
Fidelity National Financial, Inc.	0.66%
US Foods Holding Corp.	0.66%
Reliance, Inc.	0.64%
Dynatrace, Inc.	0.64%
Carlisle Cos., Inc.	0.63%
* Excluding money market fund holdings, if any.

C000228444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Class Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Trading Symbol	QVMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$7	0.15%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[53]
Net Assets	$ 192,172,527
Holdings Count | Holding	539
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$192,172,527
Total number of portfolio holdings	539
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	0.77%
V.F. Corp.	0.66%
ATI, Inc.	0.64%
Jackson Financial, Inc., Class A	0.64%
Alaska Air Group, Inc.	0.63%
Brinker International, Inc.	0.63%
Mr. Cooper Group, Inc.	0.62%
SPX Technologies, Inc.	0.62%
Lincoln National Corp.	0.60%
Armstrong World Industries, Inc.	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	0.77%
V.F. Corp.	0.66%
ATI, Inc.	0.64%
Jackson Financial, Inc., Class A	0.64%
Alaska Air Group, Inc.	0.63%
Brinker International, Inc.	0.63%
Mr. Cooper Group, Inc.	0.62%
SPX Technologies, Inc.	0.62%
Lincoln National Corp.	0.60%
Armstrong World Industries, Inc.	0.57%
* Excluding money market fund holdings, if any.

C000228754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Biotechnology ETF
Class Name	Invesco Nasdaq Biotechnology ETF
Trading Symbol	IBBQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Biotechnology ETF	$9	0.19%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[54]
Net Assets	$ 39,938,792
Holdings Count | Holding	270
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$39,938,792
Total number of portfolio holdings	270
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	10.20%
Amgen, Inc.	9.00%
Vertex Pharmaceuticals, Inc.	8.47%
Regeneron Pharmaceuticals, Inc.	7.21%
AstraZeneca PLC, ADR	4.24%
Alnylam Pharmaceuticals, Inc.	3.04%
Biogen, Inc.	1.95%
argenx SE, ADR	1.93%
Sanofi S.A., ADR	1.56%
Summit Therapeutics, Inc.	1.46%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	10.20%
Amgen, Inc.	9.00%
Vertex Pharmaceuticals, Inc.	8.47%
Regeneron Pharmaceuticals, Inc.	7.21%
AstraZeneca PLC, ADR	4.24%
Alnylam Pharmaceuticals, Inc.	3.04%
Biogen, Inc.	1.95%
argenx SE, ADR	1.93%
Sanofi S.A., ADR	1.56%
Summit Therapeutics, Inc.	1.46%
* Excluding money market fund holdings, if any.

C000228755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco PHLX Semiconductor ETF
Class Name	Invesco PHLX Semiconductor ETF
Trading Symbol	SOXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco PHLX Semiconductor ETF	$9	0.19%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[55]
Net Assets	$ 428,148,220
Holdings Count | Holding	33
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$428,148,220
Total number of portfolio holdings	33
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	12.77%
NVIDIA Corp.	11.25%
Advanced Micro Devices, Inc.	6.04%
KLA Corp.	4.55%
Analog Devices, Inc.	4.38%
Lam Research Corp.	4.31%
ASML Holding N.V., New York Shares	4.29%
QUALCOMM, Inc.	4.11%
Marvell Technology, Inc.	4.11%
Intel Corp.	4.09%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	12.77%
NVIDIA Corp.	11.25%
Advanced Micro Devices, Inc.	6.04%
KLA Corp.	4.55%
Analog Devices, Inc.	4.38%
Lam Research Corp.	4.31%
ASML Holding N.V., New York Shares	4.29%
QUALCOMM, Inc.	4.11%
Marvell Technology, Inc.	4.11%
Intel Corp.	4.09%
* Excluding money market fund holdings, if any.

C000229782 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ 100 ETF
Class Name	Invesco ESG NASDAQ 100 ETF
Trading Symbol	QQMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ 100 ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[56]
Net Assets	$ 72,341,956
Holdings Count | Holding	94
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$72,341,956
Total number of portfolio holdings	94
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	11.08%
NVIDIA Corp.	10.83%
Microsoft Corp.	9.93%
Broadcom, Inc.	4.19%
Netflix, Inc.	3.30%
Amazon.com, Inc.	3.20%
Cisco Systems, Inc.	2.22%
Tesla, Inc.	2.12%
Alphabet, Inc., Class A	2.09%
Linde PLC	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	11.08%
NVIDIA Corp.	10.83%
Microsoft Corp.	9.93%
Broadcom, Inc.	4.19%
Netflix, Inc.	3.30%
Amazon.com, Inc.	3.20%
Cisco Systems, Inc.	2.22%
Tesla, Inc.	2.12%
Alphabet, Inc., Class A	2.09%
Linde PLC	2.02%
* Excluding money market fund holdings, if any.

C000229783 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ Next Gen 100 ETF
Class Name	Invesco ESG NASDAQ Next Gen 100 ETF
Trading Symbol	QQJG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ Next Gen 100 ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[57]
Net Assets	$ 5,894,950
Holdings Count | Holding	96
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$5,894,950
Total number of portfolio holdings	96
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tractor Supply Co.	2.63%
eBay, Inc.	2.61%
Monolithic Power Systems, Inc.	2.14%
Seagate Technology Holdings PLC	2.09%
Check Point Software Technologies Ltd.	1.83%
Trimble, Inc.	1.83%
NetApp, Inc.	1.78%
Western Digital Corp.	1.75%
Super Micro Computer, Inc.	1.70%
Zebra Technologies Corp., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tractor Supply Co.	2.63%
eBay, Inc.	2.61%
Monolithic Power Systems, Inc.	2.14%
Seagate Technology Holdings PLC	2.09%
Check Point Software Technologies Ltd.	1.83%
Trimble, Inc.	1.83%
NetApp, Inc.	1.78%
Western Digital Corp.	1.75%
Super Micro Computer, Inc.	1.70%
Zebra Technologies Corp., Class A	1.67%
* Excluding money market fund holdings, if any.

C000231951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG S&P 500 Equal Weight ETF
Class Name	Invesco ESG S&P 500 Equal Weight ETF
Trading Symbol	RSPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG S&P 500 Equal Weight ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[58]
Net Assets	$ 23,196,228
Holdings Count | Holding	185
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$23,196,228
Total number of portfolio holdings	185
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	0.72%
Gilead Sciences, Inc.	0.70%
Globe Life, Inc.	0.69%
Abbott Laboratories	0.68%
Exelon Corp.	0.68%
AbbVie, Inc.	0.68%
Welltower, Inc.	0.67%
Ralph Lauren Corp.	0.67%
Intel Corp.	0.66%
Starbucks Corp.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	0.72%
Gilead Sciences, Inc.	0.70%
Globe Life, Inc.	0.69%
Abbott Laboratories	0.68%
Exelon Corp.	0.68%
AbbVie, Inc.	0.68%
Welltower, Inc.	0.67%
Ralph Lauren Corp.	0.67%
Intel Corp.	0.66%
Starbucks Corp.	0.66%
* Excluding money market fund holdings, if any.

C000237581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Future Gen 200 ETF
Class Name	Invesco NASDAQ Future Gen 200 ETF
Trading Symbol	QQQS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Future Gen 200 ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[59]
Net Assets	$ 8,292,258
Holdings Count | Holding	205
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$8,292,258
Total number of portfolio holdings	205
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
uniQure N.V.	1.22%
Microvast Holdings, Inc.	1.19%
Heron Therapeutics, Inc.	1.16%
Himax Technologies, Inc., ADR	1.04%
MicroVision, Inc.	0.90%
Axogen, Inc.	0.80%
Pacira BioSciences, Inc.	0.79%
Adaptive Biotechnologies Corp.	0.77%
AngioDynamics, Inc.	0.75%
CommScope Holding Co., Inc.	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
uniQure N.V.	1.22%
Microvast Holdings, Inc.	1.19%
Heron Therapeutics, Inc.	1.16%
Himax Technologies, Inc., ADR	1.04%
MicroVision, Inc.	0.90%
Axogen, Inc.	0.80%
Pacira BioSciences, Inc.	0.79%
Adaptive Biotechnologies Corp.	0.77%
AngioDynamics, Inc.	0.75%
CommScope Holding Co., Inc.	0.75%
* Excluding money market fund holdings, if any.

C000246583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Class Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Trading Symbol	QOWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Free Cash Flow Achievers ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[60]
Net Assets	$ 16,031,641
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$16,031,641
Total number of portfolio holdings	52
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.31%
Meta Platforms, Inc., Class A	7.95%
Broadcom, Inc.	6.83%
Mastercard, Inc., Class A	5.00%
UnitedHealth Group, Inc.	3.83%
Salesforce, Inc.	3.48%
Thermo Fisher Scientific, Inc.	3.23%
Intuit, Inc.	2.93%
ServiceNow, Inc.	2.93%
Adobe, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.31%
Meta Platforms, Inc., Class A	7.95%
Broadcom, Inc.	6.83%
Mastercard, Inc., Class A	5.00%
UnitedHealth Group, Inc.	3.83%
Salesforce, Inc.	3.48%
Thermo Fisher Scientific, Inc.	3.23%
Intuit, Inc.	2.93%
ServiceNow, Inc.	2.93%
Adobe, Inc.	2.87%
* Excluding money market fund holdings, if any.

C000246584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 High Dividend Growers ETF
Class Name	Invesco S&P 500 High Dividend Growers ETF
Trading Symbol	DIVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 High Dividend Growers ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[61]
Net Assets	$ 3,189,751
Holdings Count | Holding	102
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,189,751
Total number of portfolio holdings	102
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	2.83%
Franklin Resources, Inc.	2.07%
Philip Morris International, Inc.	1.81%
Bristol-Myers Squibb Co.	1.73%
VICI Properties, Inc.	1.70%
Pfizer, Inc.	1.63%
Gilead Sciences, Inc.	1.61%
Williams Cos., Inc. (The)	1.59%
Evergy, Inc.	1.59%
Entergy Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	2.83%
Franklin Resources, Inc.	2.07%
Philip Morris International, Inc.	1.81%
Bristol-Myers Squibb Co.	1.73%
VICI Properties, Inc.	1.70%
Pfizer, Inc.	1.63%
Gilead Sciences, Inc.	1.61%
Williams Cos., Inc. (The)	1.59%
Evergy, Inc.	1.59%
Entergy Corp.	1.53%
* Excluding money market fund holdings, if any.

C000248728 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® GARP ETF
Class Name	Invesco S&P SmallCap 600® GARP ETF
Trading Symbol	GRPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® GARP ETF	$17	0.35%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[62]
Net Assets	$ 2,444,466
Holdings Count | Holding	91
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,444,466
Total number of portfolio holdings	91
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Progyny, Inc.	2.37%
Palomar Holdings, Inc.	2.17%
REX American Resources Corp.	1.83%
Catalyst Pharmaceuticals, Inc.	1.81%
Liquidity Services, Inc.	1.75%
Monarch Casino & Resort, Inc.	1.74%
Urban Outfitters, Inc.	1.70%
Interparfums, Inc.	1.61%
Group 1 Automotive, Inc.	1.54%
RPC, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Progyny, Inc.	2.37%
Palomar Holdings, Inc.	2.17%
REX American Resources Corp.	1.83%
Catalyst Pharmaceuticals, Inc.	1.81%
Liquidity Services, Inc.	1.75%
Monarch Casino & Resort, Inc.	1.74%
Urban Outfitters, Inc.	1.70%
Interparfums, Inc.	1.61%
Group 1 Automotive, Inc.	1.54%
RPC, Inc.	1.49%
* Excluding money market fund holdings, if any.

C000255241 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Low Volatility ETF
Class Name	Invesco QQQ Low Volatility ETF
Trading Symbol	QQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$6	0.27%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 6	[63]
Expense Ratio, Percent	0.27%	[64]
Net Assets	$ 2,265,867
Holdings Count | Holding	25
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,265,867
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.13%
Automatic Data Processing, Inc.	4.99%
Linde PLC	4.80%
Coca-Cola Europacific Partners PLC	4.78%
Cisco Systems, Inc.	4.40%
Keurig Dr Pepper, Inc.	4.28%
Mondelez International, Inc., Class A	4.26%
Roper Technologies, Inc.	4.26%
PepsiCo, Inc.	4.18%
O'Reilly Automotive, Inc.	4.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.13%
Automatic Data Processing, Inc.	4.99%
Linde PLC	4.80%
Coca-Cola Europacific Partners PLC	4.78%
Cisco Systems, Inc.	4.40%
Keurig Dr Pepper, Inc.	4.28%
Mondelez International, Inc., Class A	4.26%
Roper Technologies, Inc.	4.26%
PepsiCo, Inc.	4.18%
O'Reilly Automotive, Inc.	4.12%
* Excluding money market fund holdings, if any.

C000255422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI North America Climate ETF
Class Name	Invesco MSCI North America Climate ETF
Trading Symbol	KLMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period December 9, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[65]
Expense Ratio, Percent	0.10%	[66]
Net Assets	$ 2,369,842,634
Holdings Count | Holding	297
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,369,842,634
Total number of portfolio holdings	297
Portfolio turnover rate	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.71%
NVIDIA Corp.	5.57%
Microsoft Corp.	5.14%
Amazon.com, Inc.	3.65%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.16%
Broadcom, Inc.	1.63%
Tesla, Inc.	1.55%
JPMorgan Chase & Co.	1.41%
Eli Lilly and Co.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.71%
NVIDIA Corp.	5.57%
Microsoft Corp.	5.14%
Amazon.com, Inc.	3.65%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.16%
Broadcom, Inc.	1.63%
Tesla, Inc.	1.55%
JPMorgan Chase & Co.	1.41%
Eli Lilly and Co.	1.38%
* Excluding money market fund holdings, if any.

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[63]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[64]	Annualized.
[65]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[66]	Annualized.